Tax (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Disclosure of components of income tax

	2024	2023	2022
	£m	£m	£m
Current tax charge/(credit)
Current year	680	605	623
Adjustments in respect of prior years	42	(96)	(625)
	722	509	(2)
Deferred tax charge
Current year	239	43	19
Adjustments in respect of prior years	38	110	468
	277	153	487
Tax charge	999	662	485

Disclosure of reconciliation between the actual tax charge and the corporate tax rate	The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard UK corporation tax rate to the Barclays Bank Group’s profit before tax.

	2024	2024	2023	2023	2022	2022
	£m	%	£m	%	£m	%
Profit before tax from continuing operations	4,747		4,223		4,867
Tax charge based on the applicable UK corporation tax rate of 25% (2023: 23.5%, 2022: 19%)	1,187	25.0%	992	23.5%	925	19.0%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 23% (2023: 23.6%, 2022: 22.3%))	(95)	(2.0%)	3	0.1%	160	3.3%

Recurring items:
Non-creditable taxes including withholding taxes	95	2.0%	124	3.0%	117	2.4%
Adjustments in respect of prior years	80	1.7%	14	0.3%	(157)	(3.2%)
Changes in recognition of deferred tax and effect of unrecognised tax losses	69	1.5%	(58)	(1.4%)	(146)	(3.0%)
Impact of UK bank levy being non-deductible	47	1.0%	35	0.8%	28	0.6%
Non-deductible expenses	44	0.9%	47	1.1%	28	0.6%
Banking surcharge[1] and other items	(32)	(0.7%)	(74)	(1.8%)	(12)	(0.3%)
Non-taxable gains and income	(74)	(1.6%)	(60)	(1.4%)	(129)	(2.6%)
Tax relief on holdings of inflation-linked government bonds	(157)	(3.3%)	(194)	(4.6%)	(510)	(10.5%)
Tax relief on payments made under AT1 instruments	(189)	(4.0%)	(174)	(4.1%)	(136)	(2.8%)

Non-recurring items:
Remeasurement of UK deferred tax assets due to tax rate changes	—	—	—	—	183	3.8%
Non-deductible provisions for investigations and litigation	2	0.0%	—	—	85	1.7%
Non-deductible provisions for UK customer redress	22	0.5%	7	0.2%	49	1.0%
Total tax charge	999	21.0%	662	15.7%	485	10.0%
Note
1Banking surcharge includes the impact of the 3% UK banking surcharge rate on profits/losses and tax adjustments relating to UK banking entities.

Disclosure of deferred tax assets and liabilities	The deferred tax amounts on the balance sheet were as follows:

	Barclays Bank Group
	2024	2023
	£m	£m
UK Tax Group	2,315	2,054
US Intermediate Holding Company Tax Group ("IHC Tax Group")	1,162	973
Barclays Bank PLC's US Branch Tax Group	270	386
Other (outside the UK and US tax groups)	386	475
Deferred tax asset	4,133	3,888
Deferred tax liability - UK Tax Group	(2)	(3)
Net deferred tax	4,131	3,885

Disclosure of movements on deferred tax assets and liabilities during the year before offsetting	The table below shows movements on deferred tax assets and liabilities during the year. The amounts are different from those disclosed on the balance sheet and in the preceding table as they are presented before offsetting asset and liability balances where there is a legal right to set-off and an intention to settle on a net basis.

Barclays Bank Group
	Fixed asset timing differences	Fair value through other comprehensive income	Cash flow hedges	Retirement benefit obligations	Loan impairment allowance	Own credit	Share based payments and deferred compensation	Other temporary differences	Tax losses carried forward	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets	275	510	1,058	16	506	85	327	903	1,423	5,103
Liabilities	(112)	—	—	(1,014)	—	—	—	(92)	—	(1,218)
As at 1 January 2024	163	510	1,058	(998)	506	85	327	811	1,423	3,885
Income statement	90	—	—	(3)	(79)	1	(6)	(72)	(208)	(277)
Other comprehensive income and reserves	—	181	(157)	116	—	308	79	1	—	528
Other movements	5	—	—	—	(19)	—	9	—	—	(5)
	258	691	901	(885)	408	394	409	740	1,215	4,131
Assets	367	691	904	12	408	394	409	878	1,215	5,278
Liabilities	(109)	—	(3)	(897)	—	—	—	(138)	—	(1,147)
As at 31 December 2024	258	691	901	(885)	408	394	409	740	1,215	4,131

Assets	215	590	2,040	21	548	—	329	1,138	1,348	6,229
Liabilities	(65)	—	—	(1,315)	—	(190)	—	(76)	—	(1,646)
As at 1 January 2023	150	590	2,040	(1,294)	548	(190)	329	1,062	1,348	4,583
Income statement	18	(26)	—	(27)	(12)	—	20	(204)	78	(153)
Other comprehensive income and reserves	—	(54)	(982)	325	—	273	(9)	—	—	(447)
Other movements	(5)	—	—	(2)	(30)	2	(13)	(47)	(3)	(98)
	163	510	1,058	(998)	506	85	327	811	1,423	3,885
Assets	275	510	1,058	16	506	85	327	903	1,423	5,103
Liabilities	(112)	—	—	(1,014)	—	—	—	(92)	—	(1,218)
As at 31 December 2023	163	510	1,058	(998)	506	85	327	811	1,423	3,885